EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

	Shares	Fair Value
Common Stocks
AT&T Inc.	112,540	$3,529,254
Alphabet Inc. - Class A*	6,670	7,849,856
Alphabet Inc. - Class C*	979	1,148,670
Comcast Corp. - Class A	158,000	6,316,840
The Walt Disney Co.	58,600	6,506,358
7.8% - Total For Communication Services		$25,350,978

Carter's Inc.	66,000	6,652,140
Hasbro Inc.	75,900	6,453,018
TJX Companies Inc.	113,140	6,020,179
5.9% - Total For Consumer Discretionary		$19,125,337

Coca Cola Co.	138,020	6,467,617
Colgate-Palmolive Co.	92,000	6,305,680
Hersey Company	27,300	3,134,859
J. M. Smuckers Co.	54,800	6,384,200
Procter & Gamble Co.	71,090	7,396,915
Wal-Mart Stores Inc.	28,300	2,760,099
10.0% - Total For Consumer Staples		$32,449,370

Chevron Corp.	47,905	5,900,938
Royal Dutch Shell PLC, Class B ADR	141,000	9,016,950
Schlumberger Ltd.	68,005	2,962,978
5.5% - Total For Energy		$17,880,866

American Express Co.	81,566	8,915,164
Axis Capital Holdings Inc.	113,650	6,225,747
Bank of America Corp.	352,025	9,712,370
Chubb Ltd.	43,625	6,110,990
First Hawaiian Inc.	255,000	6,642,750
Iberiabank Corp.	91,510	6,562,182
Invesco Ltd.	110,185	2,127,672
Marsh & McLennan Companies Inc.	65,300	6,131,670
S&P Global Inc.	47,840	10,072,712
19.3% - Total For Financial Services		$62,501,257

Abbott Laboratories	127,800	10,216,333
CVS Health Corp.	113,025	6,095,438
Danaher Corp.	52,430	6,921,809
Medtronic PLC	69,500	6,330,060
Zimmer Biomet Holdings	50,700	6,474,390
Zoetis Inc.	65,454	6,589,254
13.2% - Total For Health Care		$42,627,284

Carlisle Companies Inc.	56,440	6,920,673
Hubbell Inc.	83,000	9,792,340
Paccar Inc.	97,540	6,646,376
Waste Management Inc.	62,700	6,515,157
Xylem Inc.	81,500	6,441,760
11.2% - Total For Industrials		$36,316,306

Accenture PLC - Class A	38,420	6,762,688
Apple Inc.	48,740	9,258,163
Automatic Data Processing Inc.	45,250	7,228,235
Cognizant Technology Solutions Corp.	38,620	2,798,019

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

	Shares	Fair Value
Fidelity National Information Services	53,800	6,084,780
Mastercard Inc.- Class A	29,850	7,028,183
Microsoft Corp.	58,360	6,882,978
14.2% - Total For Information Technology		$46,043,046

Sherwin-Williams Co.	20,620	8,881,240
2.7% - Total For Materials		$8,881,240

Essex Property Trust Inc.	23,400	6,768,216
Federal Realty Investors Trust	46,400	6,396,240
4.1% - Total For Real Estate		$13,164,456

Alliant Energy Corp.	140,000	6,598,200
Nextera Energy, Inc.	32,200	6,224,904
4.0% - Total For Utilities		$12,823,104

Total Common Stocks 97.9%		$317,163,244
(Identified Cost $255,711,961)

Cash Equivalents

First American Government Obligation Fund, Class Z**	6,142,890	6,142,890
Total Cash Equivalents 2.0%		$6,142,890
(Identified Cost $6,142,890)

Total Portfolio Value 99.9%		$323,306,134
(Identified Cost $261,854,851)

Other Assets in Excess of Liabilities 0.1%		$440,280

Total Net Assets 100.0%		$323,746,414

* Non-income producing security.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

	Shares	Fair Value
Common Stocks
BorgWarner Inc.	20,900	$802,769
Burlington Stores Inc.*	4,200	658,056
Carter's Inc.	11,100	1,118,769
Cooper-Standard Holdings*	8,300	389,768
Culp Inc.	30,000	576,900
Hanesbrands Inc.	36,300	649,044
Hasbro Inc.	3,900	331,578
Lithia Motors Inc.	8,900	825,475
LKQ Corp.*	26,600	754,908
PVH Corp.	8,700	1,060,965
Steven Madden Ltd.	28,650	969,516
Strum Ruger & Co.	7,100	376,442
12.1% - Total For Consumer Discretionary		$8,514,190

Church & Dwight Co. Inc.	9,800	698,054
Lancaster Colony Corp.	5,800	908,802
Sprouts Farmers Market*	23,400	504,036
3.0% - Total For Consumer Staples		$2,110,892

Delek US Holdings Inc.	12,300	447,966
Hollyfrontier Corp.	19,800	975,546
World Fuel Services Corp.	42,700	1,233,603
3.8% - Total For Energy		$2,657,115

Axis Capital Holdings Ltd.	17,700	969,606
Diamond Hill Investment Group Inc.	4,900	686,000
East West Bancorp Inc.	22,000	1,055,340
Everest Re Group Ltd.	4,700	1,015,012
Farmers National Banc	64,100	883,939
First Hawaiian Inc.	33,000	859,650
First Interstate Bancsystem Inc.	20,900	832,238
Iberiabank Corp.	16,000	1,147,360
Invesco Ltd.	42,700	824,537
MidWestOne Financial Group	30,000	817,500
Reinsurance Group of America Inc.	5,900	837,682
Signature Bank	6,600	845,262
Westwood Holdings Group Inc.	12,600	444,402
Wintrust Financial Corp.	13,600	915,688
WSFS Financial Corp.	21,200	818,320
18.3% - Total For Financial Services		$12,952,536

Align Technology Inc.*	2,600	739,258
Catalent Inc.*	26,400	1,071,576
Charles River Laboratories International Inc.*	8,300	1,205,575
Chemed Corp.	2,500	800,175
Globus Medical Inc.*	17,700	874,557
Inogen Inc.*	10,100	963,237
Prestige Brands Holdings Inc.*	24,000	717,840
Universal Health Services Inc. - Class B	8,300	1,110,291
Veeva Systems Inc. - Class A*	4,400	558,184
11.4% - Total For Health Care		$8,040,693

Alamo Group Inc.	10,000	999,400
American Woodmark Corp.*	6,200	512,306
Barnes Group Inc.	13,000	668,330

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

	Shares	Fair Value
Carlisle Companies Inc.	7,600	931,912
Comfort Systems USA Inc.	19,400	1,016,366
Continental Building Products Inc.*	24,000	594,960
Gorman-Rupp Co.	19,487	661,389
Hubbell Inc.	7,800	920,244
ICF International Inc.	15,000	1,141,200
Idex Corp.	5,100	773,874
Quanta Services Inc.	23,300	879,342
Regal Beloit Corp.	12,000	982,440
Snap-On Inc.	6,000	939,120
Xylem Inc.	9,100	719,264
16.6% - Total For Industrials		$11,740,147

Amdocs Ltd.	16,500	892,815
Black Knight Inc.*	27,700	1,509,650
Blackbaud Inc.	17,200	1,371,356
CACI International Inc.*	5,800	1,055,716
Coherent Inc.*	3,300	467,676
Constellation Software	600	507,520
Flir Systems Inc.	13,600	647,088
Tyler Technologies Inc.*	6,400	1,308,160
11.0% - Total For Information Technology		$7,759,981

AptarGroup Inc.	8,200	872,398
Avery Dennison Corp.	11,500	1,299,500
Packaging Corp. of America	6,000	596,280
RPM International Inc.	21,900	1,271,076
Stepan Co.	4,439	388,501
6.3% - Total For Materials		$4,427,755

Alexandria Real Estate Equities Inc.	7,000	997,920
American Assets Trust Inc.	19,500	894,270
Americold Realty Trust	31,800	970,218
Apartment Investment & Mangement Co.	17,608	885,514
Coresite Realty Corp.	12,700	1,359,154
First Realty Investors Trust	6,700	923,595
National Retail Properties Inc.	13,500	747,765
Retail Properties of America Inc.	77,300	942,287
10.9% - Total For Real Estate		$7,720,723

Alliant Energy Corp.	26,800	1,263,084
Atmos Energy Corp.	11,900	1,224,867
3.5% - Total For Utilities		$2,487,951

Total Common Stocks 96.9%		$68,411,983
(Identified Cost $64,844,975)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,247,964	1,247,964
Total Cash Equivalents 1.8%		$1,247,964
(Identified Cost $1,247,964)

Total Portfolio Value 98.7%		$69,659,947
(Identified Cost $66,092,939)

Other Assets in Excess of Liabilities 1.3%		$968,964

Total Net Assets 100.0%		$70,628,911

* Non-income producing security.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

	Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR	11,550	$101,755
0.5% - Total For Financial Services		101,755

Total Preferred Stocks 0.5%		101,755
(Identified Cost $63,654)

Common Stocks
Baidu, Inc. ADR*	1,000	$164,850
BT Group ADR	7,200	106,488
China Mobile Ltd. ADR	6,100	311,039
Deutsche Telekom AG ADR	7,100	117,753
KDDI Corp. ADR	22,000	235,730
Nippon Telegraph and Telephone Corp. ADR	1,200	51,264
Orange ADR	7,500	122,250
PLDT Inc. ADR	3,600	78,012
Publicis Groupe SA ADR	12,100	161,596
RTL Group SA ADR	15,000	90,300
SK Telecom Co. Ltd. ADR	48,000	337,440
SoftBank Group Corp. ADR	1,800	87,570
Telenor ASA ADR	9,600	190,464
Tencent Holdings Ltd. ADR	6,500	298,870
WPP PLC ADR	1,800	95,040
12.4% - Total For Consumer Discretionary		$2,448,666

Adidas AG ADR	2,000	$243,700
Alibaba Group Holdings ADR*	1,300	237,185
Bridgestone ADR	4,400	84,568
CIE Financiere Richemont AG ADR	22,000	159,720
Compass Group PLC ADR	6,500	155,610
Daimler AG	2,200	128,854
Honda Motor Co. Ltd. ADR	5,500	149,435
Magna International Inc.	4,100	199,629
Sony Corp. ADR	15,500	171,818
Toyota Motor Corp. ADR	3,000	354,060
9.5% - Total For Consumer Discretionary		$1,884,579

Coca-Cola Amatil Ltd. ADR	10,860	66,355
Danone ADR	6,184	95,172
Essity AB ADR	5,300	152,613
L'Oreal ADR	2,800	150,962
Nestle SA ADR	4,300	409,876
Reckitt Benckiser Group PLC ADR	5,900	99,887
Shoprite Holdings Ltd. ADR	4,000	62,160
Svenska Cellulosa Aktiebolaget ADR	6,040	123,035
Unilever NV ADR	2,500	145,725
Unilever PLC ADR	4,100	236,652
Wal-Mart De Mexico SAB de CV ADR	14,300	382,025
9.7% - Total For Consumer Staples		$1,924,462

BP PLC ADR	2,298	100,469
CNOOC Ltd. ADR	1,400	260,064
Equinor ASA ADR	4,000	87,880
Lukoil Corp. ADR	4,700	420,227
Royal Dutch Shell PLC, Class B ADR	2,600	166,270

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

	Shares	Fair Value
Suncor Energy Inc.	17,500	301,263
Technip FMC PLC	5,900	138,768
Total SA ADR	2,352	130,889
Woodside Petroleum ADR	5,200	128,180
8.8% - Total For Energy		$1,734,010

Admiral Group PLC ADR	6,400	177,920
Allianz SE ADR	7,900	175,459
Australia and New Zealand Banking Group Ltd. ADR	3,200	59,264
Banco Bradesco ADR	22,741	248,104
Banco Santander SA ADR	17,974	83,220
Bank of Montreal	1,240	92,777
Barclays PLC ADR	15,000	120,000
BNP Paribas ADR	4,000	95,160
China Construction Bank ADR	8,500	145,520
Credit Suisse Group ADR	3,777	44,002
Deutsche Boerse AG ADR	7,000	89,425
ICICI Bank Ltd. ADR	9,680	110,933
Industrial and Commercial Bank Of China Ltd. ADR	23,500	344,862
KB Financial Group Inc. ADR	2,400	88,944
Legal and General Group PLC	5,000	90,625
Manulife Financial Corp.	4,420	74,742
Mitsubishi UFJ Financial Group Inc. ADR	40,000	198,000
Mizuho Financial Group Inc. ADR	25,000	76,500
National Australia Bank	8,700	78,431
Orix Corp. ADR	2,450	176,081
Royal Bank of Canada	1,000	75,550
Sumitomo Mitsui Financial Group Inc. ADR	3,800	160,512
Tokio Marine Holdings Inc. ADR	7,000	339,465
Toronto Dominion Bank	1,400	76,062
United Overseas Bank Ltd. ADR	1,900	71,079
Westpac Banking Corp. Ltd. ADR	7,250	134,125
Zurich Insurance Group Ltd. ADR	3,240	107,131
17.9% - Total For Financial Services		$3,533,893

Astellas Pharma Inc. ADR	23,000	344,310
Bayer AG ADR	5,200	83,746
Dr. Reddy's Laboratories Ltd. ADR	3,340	135,270
Novartis AG ADR	2,480	238,427
Novo Nordisk AS	5,200	272,012
Roche Holdings Ltd. ADR	8,400	288,876
Taro Pharmaceuticals Ltd.	1,400	151,326
Takeda Pharmaceutical Co.	1,800	96,750
Teva Pharmaceuticals ADR	2,400	37,632
8.3% - Total For Health Care		$1,648,349

ABB Ltd. ADR	2,900	54,723
Atlas Copco AB ADR	5,400	145,530
BAE Systems PLC ADR	3,800	97,109
Bunzl PLC ADR	5,600	184,184
Canadian National Railway Co.	1,400	125,272
CK Hutchison Holdings Ltd. ADR	8,000	83,880
Fanuc Corp. ADR	4,000	68,160
Itochu Corp. ADR	3,700	133,699
Keppel Corp. Ltd. ADR	7,900	71,969
Komatsu Ltd. ADR	6,300	146,758

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

	Shares	Fair Value
Mitsui & Co., Ltd. ADR	300	93,325
Schneider Electric SE ADR	13,900	217,535
Sensata Technologies Holding NV*	3,200	103,776
Siemens AG ADR	3,400	83,266
8.1% - Total For Industrials		$1,609,186

Cap Gemini SA ADR	4,000	96,880
CGI Group Inc.*	5,100	350,676
Lenovo Group Ltd. ADR	15,000	269,775
Open Text Corp.	5,000	192,150
SAP SE ADR	3,100	357,926
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,000	327,680
United Microelectronics ADR	44,930	84,468
8.5% - Total For Information Technology		$1,679,555

Air Liquide SA ADR	4,154	105,470
BASF SE ADR	7,400	136,456
BHP Billiton Ltd. ADR	2,550	139,408
Newcrest Mining Ltd. ADR	15,000	273,300
Nitto Denko Corp. ADR	7,100	184,174
Posco ADR	1,400	77,294
Rio Tinto PLC ADR	1,570	92,395
Sasol LTD ADR	5,500	247,610
6.4% - Total For Materials		$1,256,107

Lend Lease Group ADR	7,000	60,515
Sun Hung Kai Properties Ltd. ADR	11,100	94,866
0.8% - Total For Real Estate		$155,381

Enel SpA ADR	21,100	134,196
Enersis SA ADR	18,200	162,526
Iberdrola SA ADR	3,578	125,874
National Grid PLC ADR	1,600	89,344
SSE PLC ADR	2,800	86,632
3.1% - Total For Utilities		$598,572

Total Common Stocks 93.5%		$18,472,760
(Identified Cost $15,378,128)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,189,738	1,189,738
Total Cash Equivalents 6.0%		$1,189,738
(Identified Cost $1,189,738)

Total Portfolio Value 100.0%		$19,764,253
(Identified Cost $16,567,866)

Liabilities in Excess of Other Assets 0.0%		$(6,850)

Total Net Assets 100.0%		$19,757,403

* Non-income producing security.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
Ace Ina Holdings Inc.	3.350%	05/15/2024	2,375,000	$2,429,818
American Express Co.	3.000%	10/30/2024	10,000,000	9,950,074
AON PLC	3.500%	06/14/2024	3,320,000	3,367,507
AON PLC	4.000%	11/27/2023	4,330,000	4,498,077
Bank of America Corp.	3.248%	10/21/2027	13,100,000	12,825,483
BB&T Corp.	3.950%	03/22/2022	8,054,000	8,275,343
BB&T Corp.	5.250%	11/01/2019	212,000	214,861
Chubb INA Holdings Inc.	2.300%	11/03/2020	7,793,000	7,754,312
Fifth Third Bancorp	4.300%	01/16/2024	10,999,000	11,520,060
Huntington Bancshares	2.300%	01/14/2022	2,290,000	2,255,460
Huntington Bancshares	3.150%	03/14/2021	4,280,000	4,315,582
JP Morgan Chase & Co.	3.875%	09/10/2024	10,000,000	10,252,294
Keycorp	4.100%	04/30/2028	7,300,000	7,600,582
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	435,000	443,499
Marsh & McLennan Co. Inc.	4.800%	07/15/2021	3,955,000	4,112,449
Morgan Stanley	2.625%	11/17/2021	6,000,000	5,972,542
Morgan Stanley	5.500%	07/28/2021	1,500,000	1,587,177
MUFG Americas Holdings Corp.	3.000%	02/10/2025	5,864,000	5,762,456
MUFG Americas Holdings Corp.	3.500%	06/18/2022	7,474,000	7,589,424
PNC Financial Services	3.900%	04/29/2024	10,916,000	11,277,887
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	8,370,105
US Bancorp	3.100%	04/27/2026	7,000,000	6,993,817
US Bancorp	3.600%	09/11/2024	6,000,000	6,187,805
Wells Fargo & Co.	4.300%	07/22/2027	4,600,000	4,789,050
Wells Fargo & Co.	4.100%	06/03/2026	5,500,000	5,622,891
22.5% - Total For Corporate Bonds: Bank and Finance				$153,968,555

CVS Health Corp.	3.875%	07/20/2025	8,500,000	8,602,005
Eaton Corp.	2.750%	11/02/2022	3,166,000	3,154,058
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.597%	04/15/2023	7,275,000	7,041,724
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.610%	03/15/2023	2,180,000	2,120,331
Goodrich Corp.	4.875%	03/01/2020	1,025,000	1,043,892
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	6,578,239
Johnson Controls International PLC	5.000%	03/30/2020	1,595,000	1,628,194
Kroger Co. Senior	3.500%	02/01/2026	10,000,000	9,885,251
Kroger Co. Senior	4.000%	02/01/2024	595,000	614,550
McDonald's Corp.	3.700%	01/30/2026	4,269,000	4,407,008
Norfolk Southern Corp.	5.900%	06/15/2019	2,668,000	2,684,416
Pepsico Inc.	2.850%	02/24/2026	9,090,000	9,025,754
Shell International	3.250%	05/11/2025	6,779,000	6,903,655
Target Corp.	2.500%	04/15/2026	5,500,000	5,348,826
Union Pacific Corp.	3.500%	06/08/2023	8,365,000	8,575,908
11.4% - Total For Corporate Bonds: Industrial				$77,613,811

Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,535,664
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	9,574,000	9,952,698
Duke Energy Corp.	2.650%	09/01/2026	3,000,000	2,857,740
Duke Energy Corp.	3.550%	09/15/2021	6,860,000	6,966,375
Enterprise Products	3.750%	02/15/2025	9,000,000	9,290,248
Eversource Energy	2.500%	03/15/2021	1,665,000	1,655,268
Eversource Energy	2.750%	03/15/2022	1,500,000	1,499,222
Eversource Energy Senior	2.800%	05/01/2023	3,750,000	3,739,652
Eversource Energy Senior	4.500%	11/15/2019	1,200,000	1,211,113
Georgia Power Co.	2.000%	03/30/2020	5,660,000	5,616,074

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Georgia Power Co.	2.000%	09/08/2020	1,000,000	990,756
Georgia Power Co.	2.850%	05/15/2022	2,200,000	2,177,792
Georgia Power Co.	4.250%	12/01/2019	2,140,000	2,157,954
Interstate Power & Light Co.	3.250%	12/01/2024	5,120,000	5,144,772
Interstate Power & Light Co.	3.650%	09/01/2020	3,211,000	3,247,868
Interstate Power & Light Co.	3.250%	12/01/2024	1,000,000	995,790
Interstate Power & Light Co.	4.100%	09/26/2028	1,325,000	1,384,932
National Rural Utilities Collateral Trust	2.300%	11/01/2020	2,699,000	2,686,986
Virginia Electric & Power Co.	3.450%	02/15/2024	3,590,000	3,687,553
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,495,858
Virginia Electric & Power Co.	2.950%	01/15/2022	3,170,000	3,181,501
Xcel Energy Inc.	3.300%	06/01/2025	4,500,000	4,542,344
Xcel Energy Inc.	4.700%	05/15/2020	5,496,000	5,562,650
12.1% - Total For Corporate Bonds: Utilities				$82,580,810

46.0% Total Corporate Bonds				$314,163,176

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	255,092
0.0% - Total For Certificates of Deposit				255,092

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	20,500,000	19,342,070
Treasury Inflation Protected Security	1.000%	02/15/2046	4,249,040	4,327,780
Treasury Inflation Protected Security	1.375%	02/15/2044	5,399,850	5,962,903
Treasury Note	1.750%	11/30/2019	14,500,000	14,434,297
Treasury Note	2.125%	11/30/2023	11,000,000	10,940,273
Treasury Note	2.500%	05/15/2046	19,700,000	18,515,691
Treasury Note	2.750%	02/15/2028	11,000,000	11,313,672
Treasury Note	2.750%	08/15/2047	30,000,000	29,572,266
Treasury Note	2.750%	08/15/2042	2,250,000	2,240,508
Treasury Note	2.750%	11/15/2042	8,425,000	8,383,204
Treasury Note	3.125%	11/15/2028	12,500,000	13,259,277
20.2% - Total For United States Government Treasury Obligations				$138,291,941

United States Government Agency Obligations
FHLMC Step-up*	1.875%	07/12/2021	5,000,000	4,971,084
FHLMC Step-up*	2.000%	06/15/2022	6,000,000	5,988,905
FHLMC Step-up*	2.050%	06/21/2022	9,000,000	8,976,568
FHLMC Step-up*	2.000%	07/12/2022	3,445,000	3,440,665
FHLMC Step-up*	2.000%	07/18/2022	8,355,000	8,326,908
FHLMC Step-up*	2.150%	10/27/2022	3,500,000	3,489,137
FHLMC Step-up*	2.500%	12/27/2022	4,000,000	4,003,247
5.7% - Total For United States Government Agency Obligations				$39,196,514

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.267%	04/01/2042	1,138,211	1,152,150
FHLMC Series 2877 Class AL	5.000%	10/15/2024	219,531	227,582
FHLMC Series 2985 Class GE	5.500%	06/15/2025	131,499	137,716
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	1,434,042	1,581,202
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	1,202,241	1,296,173
FHLMC Series 3946 Class LN	3.500%	04/15/2041	374,756	379,840
FHLMC Series 4017 Class MA	3.000%	03/15/2041	716,062	714,682
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	1,169,784	1,193,563
FHLMC Series 4180 Class ME	2.500%	10/15/2042	2,224,638	2,219,190
FHLMC Series 4287 Class AB	2.000%	12/15/2026	1,304,536	1,285,806
FHLMC Series 4517 Class PC	2.500%	05/15/2044	2,845,169	2,813,698

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

FHLMC Series 4567 Class LA	3.000%	08/15/2045	423,900	423,681
FHLMC Series 4582 Class PA	3.000%	11/15/2045	3,037,498	3,072,417
FHLMC Series 4646 Class D	3.500%	01/15/2042	1,005,408	1,027,742
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,550,300	1,555,369
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,341,674	1,356,390
FHLMC Series 4768 Class GA	3.500%	09/15/2045	9,369,021	9,599,535
FHLMC Series 4831 Class BA	3.500%	10/15/2044	3,686,751	3,744,382
FHLMC Pool A89335	5.000%	10/01/2039	155,104	167,877
FHLMC Pool C01005	8.000%	06/01/2030	1,072	1,234
FHLMC Pool G06616	4.500%	12/01/2035	493,106	521,954
FHLMC Pool G08068	5.500%	07/01/2035	1,068,066	1,173,433
FHLMC Pool G13596	4.000%	07/01/2024	810,924	836,887
FHLMC Pool G18642	3.500%	04/01/2032	6,306,604	6,460,749
FHLMC Pool G18667	3.500%	11/01/2032	2,878,695	2,949,188
FHLMC Pool G31087	4.000%	07/01/2038	4,980,750	5,167,603
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	2.723%	04/01/2033	42,414	44,310
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	451,647	466,405
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	1,523,585	1,496,166
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	2,898,250	2,909,959
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	585,591	590,427
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	2,800,503	2,827,074
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	348,721	356,416
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	3,523,252	3,500,802
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,050,282	1,041,400
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	307,019	308,832
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	2,208,638	2,215,064
FNMA Series 2016-64 Class PG	3.000%	05/25/2045	4,296,862	4,314,875
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,465,932	1,431,448
FNMA Series 2017-30 Class G	3.000%	07/25/2040	3,421,414	3,447,749
FNMA Series 2018-22 Class D	3.250%	11/25/2042	4,035,119	4,093,283
FNMA Series 2018-25 Class P	3.500%	03/25/2046	5,631,644	5,758,108
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	7,812,364	8,276,324
FNMA Pool 109733	3.530%	09/01/2028	7,275,000	7,604,063
FNMA Pool 253300	7.500%	05/01/2020	86	86
FNMA Pool 725027	5.000%	11/01/2033	349,141	375,667
FNMA Pool 725704	6.000%	08/01/2034	134,425	148,236
FNMA Pool 888223	5.500%	01/01/2036	479,632	527,672
FNMA Pool 889185	5.000%	12/01/2019	2,496	2,552
FNMA Pool 995112	5.500%	07/01/2036	331,523	364,717
FNMA Pool AA4392	4.000%	04/01/2039	1,068,510	1,108,032
FNMA Pool AL9309	3.500%	10/01/2031	1,541,632	1,579,179
FNMA Pool AN8842	3.320%	04/01/2028	6,000,000	6,165,543
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	6,805,236
FNMA Pool BL0359	3.700%	11/01/2028	11,251,230	11,887,443
FNMA Pool BL0752	3.650%	01/01/2029	5,000,000	5,284,761
FNMA Pool BM1971	3.500%	12/01/2035	4,032,744	4,146,832
FNMA Pool MA0384	5.000%	04/01/2030	961,698	1,016,931
FNMA Pool MA3186	4.000%	11/01/2037	4,969,688	5,163,502
FNMA Pool MA3337	4.000%	04/01/2038	7,540,686	7,817,845
GNMA Series 2009-124 Class L	4.000%	11/20/2038	60,116	60,355
GNMA II Pool 2658	6.500%	10/20/2028	16,547	18,538
GNMA II Pool 2945	7.500%	07/20/2030	2,865	3,231
GNMA II Pool 4187	5.500%	07/20/2038	12,337	12,784
GNMA II Pool 4847	4.000%	11/20/2025	244,878	253,052
GNMA Pool 780400	7.000%	12/15/2025	1,955	2,146
GNMA Pool 780420	7.500%	08/15/2026	1,046	1,156
22.6% - Total For Government Agency Obligations - Mortgage Backed Securities				$154,488,244

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,065,502
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	8,423,120
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	1,000,000	1,088,280
Ohio Major New Infrastructure Revenue	4.844%	12/15/2019	2,450,000	2,483,246
University of Cincinnati Ohio General Receipts Revenue	5.616%	06/01/2025	930,000	980,211
University of Washington Revenue	5.400%	06/01/2036	3,000,000	3,756,810
2.6% - Total For Taxable Municipal Bonds				$17,797,169

Total Fixed Income Securities - Bonds	97.1%			$664,192,136
(Identified Cost $652,107,189)

Preferred Stocks			Shares

Allstate Corp.	5.100%	01/15/2053	264,996	6,762,698
Total Preferred Stocks	1.0%			$6,762,698
(Identified Cost $6,491,218)

Cash Equivalents

First American Government Obligation Fund, Class Z**			7,812,806	7,812,806
Total Cash Equivalents	1.1%			$7,812,806
(Identified Cost $7,812,806)

Total Portfolio Value	99.2%			$678,767,640
(Identified Cost $666,411,213)

Other Assets in Excess of Liabilities	0.8%			$5,104,979

Total Net Assets	100%			$683,872,619

* Variable Rate Security; the rate shown is as of December 31, 2018.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio GO Limited	4.000%	12/01/2025	650,000	$728,091
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	444,580
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	466,004
Brecksville Ohio GO Limited	2.750%	06/06/2019	1,160,000	1,162,053
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	766,871
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,106,050
Cincinnati Ohio GO Unlimited	5.000%	12/01/2019	1,000,000	1,022,950
Cincinnati Ohio GO Unlimited	5.250%	12/01/2029	200,000	237,790
Columbus Ohio GO Unlimited	4.000%	04/01/2027	500,000	577,075
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,116,650
Delaware Ohio GO Bond Anticipation Note	3.000%	04/10/2019	1,000,000	1,000,310
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	557,935
Fairborn Ohio GO Umlimited	2.500%	03/19/2020	1,105,000	1,113,221
Forest Park Ohio GO Limited Bond Anticipation Note	3.000%	05/29/2019	1,095,000	1,096,883
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	446,447
Groveport Ohio GO Limited (AMBAC Insured)	3.500%	12/01/2023	185,000	194,881
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	365,006
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	947,621
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	336,351
Mayfield Heights Ohio GO Limited Bond Anticipation (State Standby Note Purchase Program)	3.000%	04/02/2020	1,025,000	1,037,443
Medina Ohio GO Limited	2.000%	12/01/2020	110,000	110,606
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	213,505
Pembroke Pines Florida GO Unlimited	5.000%	09/01/2024	200,000	233,908
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,136,220
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	671,588
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	755,370
Sevens Hills Ohio GO Limited Bond Anticipation Notes	2.875%	04/10/2019	775,000	775,225
Shaker Heights Ohio GO Limited	3.000%	05/30/2019	805,000	806,449
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	383,572
Sycamore Township Ohio GO Limited	3.000%	05/08/2019	750,000	750,780
Tiffin Ohio GO Unlimited	3.000%	12/01/2020	225,000	230,000
Tipp City Ohio GO Limited Bond Anticipation	3.000%	02/12/2020	585,000	590,634
Vandalia Ohio GO Limited Bond Anticipation Notes	2.750%	09/04/2019	1,000,000	1,004,840
Violet Township Ohio GO Limited Bond Anticipation Notes	3.000%	07/10/2019	1,100,000	1,103,300
12.0% - Total For General Obligation - City				$23,490,209

Ashtabula County Ohio GO Limited	4.000%	12/01/2027	500,000	533,525
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	188,755
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,196,570
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	415,096
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	408,151
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	619,410
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	517,707
Lake County Ohio GO Bond Anticipation	2.250%	09/05/2019	700,000	702,044
Lake County Ohio GO Bond Anticipation	3.000%	04/02/2020	550,000	556,693
Lake County Ohio GO Limited Bond Anticipation	3.000%	01/16/2020	1,000,000	1,009,770
Licking County Ohio GO Limited	3.000%	12/01/2024	555,000	581,313
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	868,013
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	485,194
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,114,750
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	671,278
Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	312,544
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	270,346
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	426,602
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	330,510
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	545,865
6.0% - Total For General Obligation - County				$11,754,136

Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,454,555
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,169,583
Ohio GO Unlimited	3.000%	03/01/2027	555,000	577,772
Ohio GO Unlimited	3.125%	08/01/2019	235,000	236,234
Ohio GO Unlimited	4.000%	03/01/2030	1,225,000	1,438,885
Ohio GO Unlimited	5.000%	05/01/2019	1,000,000	1,002,810
Ohio GO Unlimited	5.000%	09/01/2022	400,000	445,680
Ohio GO Unlimited	5.000%	12/15/2023	500,000	576,155
Ohio GO Unlimited	5.000%	06/15/2024	410,000	477,843
Ohio GO Unlimited Common Schools - Series C	4.250%	09/15/2022	845,000	921,320
Ohio GO Unlimited**	1.300%	08/01/2021	1,200,000	1,200,000
Ohio GO Unlimited**	1.300%	03/15/2024	1,000,000	1,000,000
Ohio Infrastructure Improvement GO Unlimited	5.000%	08/01/2022	500,000	555,765
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	708,146
Pennsylvania GO Unlimited	5.000%	01/15/2027	1,000,000	1,213,000
6.6% - Total For General Obligation - State				$12,977,748

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	936,997
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	143,880
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	466,171
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	586,120
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	275,897
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	345,813
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	400,000	436,076
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	482,692
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	496,584
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	397,420
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	272,246

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Lorain County Ohio Community College District General Receipts Revenue Bond	3.000%	06/01/2020	190,000	192,723
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	672,084
Miami University Ohio General Receipts Revenue	4.000%	09/01/2022	450,000	475,555
Miami University Ohio General Receipts Revenue	4.000%	09/01/2023	1,040,000	1,098,334
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	400,000	419,220
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	100,000	104,805
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	319,338
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,120,710
Northern Kentucky University General Receipts Revenue	3.000%	09/01/2021	210,000	216,174
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	675,509
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,073,120
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	220,594
Ohio State University Revenue**	1.300%	06/01/2035	1,000,000	1,000,000
Ohio State University Revenue**	1.300%	12/01/2044	1,200,000	1,200,000
Ohio State University Revenue**	1.580%	12/01/2034	1,150,000	1,150,000
Ohio University General Receipts Revenue Bond	5.000%	12/01/2019	135,000	138,035
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	122,726
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	375,823
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2024	610,000	696,199
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	475,149
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	731,146
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	335,000	397,193
University of Akron Ohio General Receipts Revenue (AGM Insured)	5.000%	01/01/2022	215,000	220,240
University of Akron Ohio General Receipts Revenue*	5.000%	01/01/2022	135,000	138,424
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	418,264
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	263,630
University of Cincinnati General Receipts Revenue	5.000%	06/01/2020	300,000	311,637
University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	470,000	509,240
University of Cincinnati Ohio Receipts Revenue (Assured Guaranty Insured)	5.000%	06/01/2019	1,000,000	1,005,460
University of Toledo Revenue	5.000%	06/01/2021	300,000	320,775
University of Toledo Revenue	5.000%	06/01/2026	885,000	989,014
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,932,709
University of Toledo Revenue	5.000%	06/01/2031	500,000	626,340
12.5% - Total For Higher Education				$24,450,066

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	5.000%	10/15/2024	100,000	107,708
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	6.000%	07/01/2027	250,000	321,367
Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,268,601
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	850,008
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	598,570
Franklin County Ohio Hospital Revenue Nationwide Childrens*	5.000%	11/01/2024	500,000	509,750
Franklin County Ohio Hospital Revenue Nationwide Childrens**	1.620%	11/01/2045	1,000,000	1,000,000
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,097,940
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group	5.250%	06/01/2027	1,000,000	1,095,360
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	115,204
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,971,221
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center	5.000%	02/15/2027	300,000	363,420
Nashville and Davidson County Tennessee Vanderbilt University Medical Center	5.000%	07/01/2031	480,000	551,107
Ohio Hospital Facilities Revenue - Cleveland Clinic	5.000%	01/01/2020	170,000	174,298
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2025	450,000	522,792
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2029	250,000	286,333
5.5% - Total For Hospital/Health Bonds				$10,833,679

Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	860,156
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	619,240
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2022	500,000	557,090
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue	3.000%	06/01/2019	300,000	300,639
Huntsville Alabama Public Building Authority Revenue	5.000%	10/01/2033	800,000	957,464
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2025	500,000	503,560
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2026	100,000	100,687
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2020	520,000	537,685
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2022	425,000	466,943
Ohio Capital Facilities Lease Appropriation Revenue*	4.000%	04/01/2026	150,000	157,412
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2024	275,000	293,981
Ohio Cultural and Sports Facilities Project Revenue	4.000%	10/01/2019	225,000	227,732
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2020	1,000,000	1,056,430
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	337,143
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,400,770
4.3% - Total For Revenue Bonds - Facility				$8,376,932

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	340,767
Cape Coral Florida Water & Sewer Revenue	5.000%	10/01/2024	535,000	624,457
Central Ohio Solid Waste Authority GO Limited	5.000%	12/01/2023	45,000	49,730
Central Ohio Solid Waste Authority GO Limited*	5.000%	12/01/2023	10,000	11,054
Central Ohio Solid Waste Authority GO Limited*	5.000%	12/01/2023	75,000	82,909
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,125,570
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	446,704
Evansville Indiana Waterworks District Revenue (BAM Insured)	5.000%	01/01/2022	300,000	326,301
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,139,687
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	165,526
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	221,314
Lima Ohio Sewer Revenue	3.000%	12/01/2021	575,000	594,136
Northern Kentucky Water District Revenue	5.000%	02/01/2023	1,000,000	1,123,420
Ohio Water Development Authority Revenue	4.000%	06/01/2030	500,000	585,130
Ohio Water Development Authority Water Pollution Control Revenue	1.650%	12/01/2036	1,000,000	1,000,000
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	568,139
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	261,758

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	431,896
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	299,189
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	394,258
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	604,035
5.3% - Total For Revenue Bonds - Water & Sewer				$10,395,980

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	587,645
Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,257,773
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	416,400
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	574,605
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	608,590
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project	3.500%	11/01/2024	110,000	114,193
Escambia County Florida Pollution Control Revenue (Gulf Power Company)	2.100%	07/01/2022	1,030,000	1,030,000
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	757,088
Humboldt County Nevada Polution Control Revenue (Sierra Pacific Power Co.)	1.250%	10/01/2029	300,000	299,601
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	1.850%	11/01/2035	650,000	649,961
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	2.150%	11/01/2035	800,000	802,880
Mason Ohio Certificate of Participation	5.000%	12/01/2023	750,000	789,817
Mobile Alabama Industrial Development Board Pollution Control Revenue	1.625%	07/15/2034	1,025,000	1,052,685
Monroe County Georgia Development Authority Pollution Control Revenue	2.050%	07/01/2049	1,085,000	1,076,852
Montgomery County Ohio Transportation Improvement Special Obligation Revenue	3.500%	12/01/2019	400,000	402,292
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	1,205,000	1,257,044
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2022	250,000	276,613
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	575,665
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	575,665
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	606,005
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	685,049
Ohio Mental Health Capital Facilities Revenue	5.000%	02/01/2025	1,000,000	1,176,890
Ohio Special Obligation Revenue	3.000%	12/01/2019	500,000	504,795
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	613,448
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	240,425
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	474,098
Washington Certificates of Participation	5.000%	07/01/2019	900,000	907,650
9.3% - Total For Other Revenue Bonds				$18,313,729

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	856,510
Athens Ohio CSD GO Unlimited Bond Anticipation	3.000%	06/26/2019	500,000	501,170
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	357,370
Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	739,107
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	539,510
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	328,912
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	167,836
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	374,663
Boone County Kentucky SD Finance Corporation Revenue	2.500%	05/01/2019	500,000	500,335
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	309,226
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	647,666
Chagrin Falls Ohio Exempted Village SD GO	4.000%	12/01/2022	100,000	108,367
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	139,420
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	437,728
Clark County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2022	115,000	118,947
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,098,720
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,128,530
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	443,596
Columbus Ohio CSD School Facilities Construction and Improvement GO*	4.000%	12/01/2023	175,000	175,724
Dayton Ohio SCD GO Unlimited (SDCP)	5.000%	11/01/2025	1,000,000	1,185,650
Denver Colorado City & County SD #1 Certificates of Participation	5.000%	12/01/2021	500,000	531,225
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	745,006
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	555,600
Dublin Ohio CSD GO Unlimited	5.000%	12/01/2026	500,000	564,955
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,097,450
Fairfield Ohio CSD GO Unlimited	5.000%	12/01/2020	420,000	443,486
Firelands Ohio LSD GO Unlimited Bond Anticipation Notes	3.000%	08/22/2019	1,000,000	1,004,610
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue	5.000%	12/01/2024	300,000	348,453
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	223,864
Granville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2026	510,000	610,261
Green County Ohio Vocational SD GO Umlimited	4.000%	12/01/2035	1,000,000	1,099,940
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured)	4.000%	01/01/2021	110,000	114,490
Hamilton Ohio CSD GO Unlimited (School District Credit Program)	5.000%	12/01/2019	300,000	306,744
Hardin County Kentucky SD Finance Corp. Revenue	2.500%	06/01/2021	100,000	101,254
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	572,400
Hillsborough County Florida School Board Certificates of Participation	5.000%	07/01/2025	200,000	236,978
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	523,433
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	868,336
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,130,570
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	2.000%	06/01/2019	200,000	200,134
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	290,628
Jefferson County Kentucky SD Finance Corp.	3.500%	04/01/2021	340,000	346,161
Jefferson County Kentucky SD Finance Corp.	5.000%	10/01/2026	530,000	639,397
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	888,016
Kenston Ohio LSD Improvement GO Unlimited	5.000%	12/01/2019	150,000	153,442
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	441,448
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2020	240,000	249,617
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	437,392
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	618,500
Lake Ohio LSD of Stark County GO Unlimited	4.000%	12/01/2023	400,000	429,720
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	249,065
Lakota Ohio LSD GO Unlimited	4.000%	12/01/2027	275,000	297,913

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	380,558
Lancaster Ohio CSD GO Limited (SDCP)	4.000%	10/01/2027	1,000,000	1,106,360
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	841,591
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2026	350,000	417,945
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2027	500,000	606,230
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	451,668
Louisville Ohio CSD GO Unlimited (SDCP)	3.000%	12/01/2020	370,000	378,284
Marysville Michigan PSD GO Unlimited	5.000%	05/01/2021	250,000	266,987
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	178,355
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	796,639
Marysville Ohio Exempted Village SD GO Unlimited (SDCP)	5.000%	12/01/2025	500,000	567,395
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	302,705
Merrillville Indiana Multi School Building Corp.	5.000%	07/15/2026	1,000,000	1,206,540
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	654,036
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,590,284
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	436,684
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	942,646
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	259,379
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	567,745
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation	2.500%	12/01/2019	150,000	150,936
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2028	100,000	113,958
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2029	150,000	170,218
Olentangy Ohio LSD GO Unlimited	4.000%	12/01/2026	1,000,000	1,080,220
Orange County Florida School Board Certificates of Participation	5.000%	08/01/2032	500,000	575,345
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	282,824
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,255,790
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	706,515
Southwest Ohio LSD of Hamilton County GO Umlimited (SDCP)	4.000%	12/01/2026	930,000	1,069,351
South-Western City Ohio SD GO Unlimited	4.000%	12/01/2025	1,000,000	1,068,910
South-Western City Ohio SD GO Unlimited Bond Anticipation Note	3.125%	06/04/2019	500,000	501,035
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)	4.000%	12/01/2026	415,000	445,922
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	774,913
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	210,000	236,433
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	559,465
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	389,253
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,551,810
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	528,795
Vermillion Ohio LSD Certificates of Participation	5.000%	12/01/2023	230,000	242,054
Wadsworth Ohio CSD GO Unlimited	3.000%	12/01/2019	120,000	121,024
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	222,871
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	927,175
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2033	1,075,000	1,151,938
Walton County Florida Board Certificates of Participation	5.000%	07/01/2027	500,000	606,890
Washington County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2019	185,000	185,816
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	427,343
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	246,382
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	661,832
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	874,460
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	228,494
Zanesville Ohio CSD GO Unlimited (SDCEP Insured)	4.500%	12/01/2019	200,000	203,838
28.6% - Total For School District				$55,993,316

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	2,000,000	2,068,420
Kansas Development Finance Authority	5.000%	04/01/2019	580,000	580,000
Kentucky Asset and Liability Commission Revenue	5.250%	09/01/2023	965,000	1,103,835
Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	643,437
Kentucky Association of Counties Finance Corp. Revenue	4.250%	02/01/2023	20,000	20,635
Kentucky Association of Counties Finance Corp. Revenue*	4.250%	02/01/2023	180,000	186,082
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	541,325
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	580,098
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	393,914
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,000,000	1,178,840
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	691,614
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	687,684
Ohio Building Authority Revenue	5.000%	10/01/2020	215,000	218,702
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,878,720
Ohio Department of Administration Certificate of Participation	4.000%	09/01/2025	775,000	821,609
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2020	500,000	515,310
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	1,320,000	1,444,819
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2024	300,000	328,098
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	4.000%	09/01/2027	145,000	153,145
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	5.000%	09/01/2020	810,000	848,337
7.6% - Total For State Agency				$14,884,624

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)	3.550%	05/01/2023	190,000	195,706
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured)	4.650%	09/01/2024	20,000	20,486
0.1% - Total For Housing				$216,192

Total Municipal Income Securities - Bonds	97.8%			$191,686,611
(Identified Cost $187,343,586)

Cash Equivalents			Shares

Dreyfus AMT-Free Tax Cash Management Fund***			3,328,111	3,328,111
Total Cash Equivalents	1.7%			$3,328,111
(Identified Cost $3,328,111)

Total Portfolio Value	99.5%			$195,014,722
(Identified Cost $190,671,697)

Other Assets in Excess of Liabilities	0.5%			$971,069

Total Net Assets	100.0%			$195,985,791

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2019, these bonds represented 0.79% of total assets.

** Variable Rate Security; the rate shown is as of March 31, 2019.

*** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 1.57%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSC - Community School Corporation

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities – Bonds
	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
American Express Credit	2.250%	05/05/2021	2,750,000	$2,732,101
Bank of America Corp.	3.300%	01/11/2023	3,100,000	3,139,357
AON Corp.	5.000%	09/30/2020	2,575,000	2,662,598
BB&T Corp.	5.250%	11/01/2019	2,400,000	2,432,388
Chubb INA Holdings Inc.	2.300%	11/03/2020	3,000,000	2,985,107
Fifth Third Bancorp	4.300%	01/16/2024	2,300,000	2,408,959
Huntington Bancshares	2.300%	01/14/2022	2,500,000	2,462,293
JP Morgan Chase & Co.	3.375%	05/01/2023	1,000,000	1,010,246
JP Morgan Chase & Co.	4.500%	01/24/2022	2,000,000	2,093,001
Keycorp	5.100%	03/24/2021	2,500,000	2,608,417
Manufacturers & Traders Trust Co.	2.100%	02/06/2020	3,000,000	2,985,440
Morgan Stanley	5.500%	07/28/2021	2,500,000	2,645,295
MUFG Union Bank NA	2.250%	05/06/2019	1,745,000	1,743,923
PNC Bank	2.700%	11/01/2022	2,900,000	2,885,066
Prudential Financial Inc.	5.375%	06/21/2020	750,000	774,190
Suntrust Banks Inc.	2.900%	03/03/2021	2,500,000	2,506,217
Travelers Companies Inc.	5.900%	06/02/2019	3,000,000	3,014,870
Wells Fargo & Co.	3.450%	02/13/2023	2,800,000	2,829,992
27.6% - Total Finance				$43,919,460

BP AMI Leasing Inc. (a)	5.523%	05/08/2019	1,000,000	1,002,646
Burlington Northern Santa Fe	4.700%	10/01/2019	3,000,000	3,031,944
Chevron Corp. (3 month LIBOR + 0.950%)*	3.475%	05/16/2021	1,000,000	1,015,380
CVS Health Corp.	4.125%	05/15/2021	2,477,000	2,531,784
Eaton Electric Holdings	3.875%	12/15/2020	2,409,000	2,449,209
Emerson Electric Co.	4.250%	11/15/2020	1,200,000	1,230,754
Emerson Electric Co.	4.875%	10/15/2019	1,753,000	1,773,210
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.611%	03/15/2023	3,500,000	3,404,201
Johnson Controls International PLC	3.750%	12/01/2021	1,476,000	1,499,989
Johnson Controls International PLC	5.000%	03/30/2020	1,025,000	1,046,332
Kroger Co.	3.850%	08/01/2023	2,200,000	2,267,067
Norfolk Southern Corp.	5.900%	06/15/2019	2,500,000	2,515,382
Shell International	4.375%	03/25/2020	1,800,000	1,831,012
Union Pacific Corp.	3.150%	03/01/2024	2,700,000	2,740,100
17.8% - Total Industrial				$28,339,010

Duke Energy Corp.	5.050%	09/15/2019	2,494,000	2,516,773
Enterprise Products	3.350%	03/15/2023	2,700,000	2,740,359
Eversource Energy	2.500%	03/15/2021	700,000	695,909
Eversource Energy	2.750%	03/15/2022	1,330,000	1,329,310
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,583,849
Georgia Power Co.	4.250%	12/01/2019	1,040,000	1,048,726
Interstate Power & Light	3.650%	09/01/2020	2,600,000	2,629,852
National Rural Utilites Corp.	1.500%	11/01/2019	1,000,000	991,959
National Rural Utilites Corp.	2.300%	11/15/2019	1,000,000	997,364
National Rural Utilites Corp.	2.350%	06/15/2020	1,000,000	997,742
Berkshire Hathaway Energy Co.	2.400%	02/01/2020	3,007,000	3,000,709
NStar	4.500%	11/15/2019	600,000	605,556
Virginia Electric & Power Co.	5.000%	06/30/2019	2,858,000	2,871,550
Xcel Energy Inc.	4.700%	05/15/2020	2,566,000	2,597,118
15.5% - Total Utilities				$24,606,776

60.9% Total Corporate Bonds				$96,865,246

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

	Rate	Maturity	Face Value	Fair Value

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	255,092
0.2% - Total For Certificates of Deposit				255,092

United States Government Treasury Obligations
Treasury Bond	1.250%	04/30/2019	1,000,000	998,950
Treasury Note	1.500%	05/31/2020	2,300,000	2,276,102
Treasury Note	1.125%	04/30/2020	2,500,000	2,466,211
Treasury Note	1.625%	08/31/2022	1,000,000	979,922
Treasury Note (TBill 13-week auction high rate + 0.033% )*	2.357%	04/30/2020	1,800,000	1,798,874
Treasury Note (TBill 13-week auction high rate + 0.045% )*	2.369%	10/31/2020	3,000,000	2,995,676
Treasury Note (TBill 13-week auction high rate + 0.043% )*	2.367%	07/30/2020	1,650,000	1,648,472
8.3% - Total United States Government Treasury Obligations				$13,164,207

United States Government Agency Obligations
FHLMC	2.700%	03/27/2023	1,500,000	1,502,472
FHLMC	2.800%	03/27/2024	1,600,000	1,603,462
FHLMC	2.800%	01/30/2023	1,000,000	1,002,333
FHLMC Step-up*	1.750%	08/24/2021	1,500,000	1,490,855
FHLMC Step-up*	2.000%	11/23/2021	2,000,000	1,989,116
FHLMC Step-up*	2.500%	05/10/2022	1,000,000	998,583
FHLMC Step-up*	2.050%	06/21/2022	2,000,000	1,994,793
FHLMC Step-up*	2.000%	07/12/2022	2,000,000	1,997,483
FHLMC Step-up*	2.000%	07/18/2022	1,000,000	996,638
FHLMC Step-up*	2.000%	07/26/2022	1,750,000	1,742,119
FHLMC Step-up*	2.150%	10/27/2022	1,900,000	1,894,103
FHLMC Step-up*	2.125%	09/29/2022	2,000,000	1,993,252
12.1% - Total United States Government Agency Obligations				$19,205,209

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.267%	04/01/2042	250,368	253,434
FHLMC Series 2989 Class TG	5.000%	06/15/2025	411,012	423,536
FHLMC Series 4009 Class PA	2.000%	06/15/2041	351,439	346,429
FHLMC Series 4017 Class MA	3.000%	03/15/2041	350,870	350,194
FHLMC Series 4440 Class VC	2.500%	08/15/2026	2,382,702	2,367,381
FHLMC Pool G16330	3.500%	08/01/2032	2,878,476	2,952,530
FHLMC Pool G18642	3.500%	04/01/2032	3,856,034	3,950,282
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	2.752%	02/01/2046	692,112	697,210
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.813%	12/01/2044	487,928	491,980
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	246,148	254,191
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	1,015,723	997,444
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,337,012	1,347,303
FNMA Pool 465973	3.590%	10/01/2020	2,833,636	2,858,781
FNMA Pool 469488	3.360%	11/01/2021	1,717,494	1,744,567
FNMA Pool AL6465	3.252%	11/01/2023	530,927	540,355
FNMA Pool MA0384	5.000%	04/01/2030	610,602	645,671
GNMA Pool 2004-95 Class QA	4.500%	03/20/2034	22,714	23,124
GNMA Pool 726475	4.000%	11/15/2024	157,632	162,224
12.8% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$20,406,636

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,438,906
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,500,000	1,584,120
1.9% - Total For Taxable Municipal Bonds				$3,023,026

Total Fixed Income Securities	96.2%			$152,919,416
(Identified Cost $152,970,040)

Cash Equivalents			Shares

First American Government Obligation Fund, Class Z**			3,188,239	3,188,239
Total Cash Equivalents	2.0%			$3,188,239
(Identified Cost $3,188,239)

Total Portfolio Value	98.2%			$156,107,655
(Identified Cost $156,158,279)

Other Assets in Excess of Liabilities	1.8%			$2,926,723

Total Net Assets	100.0%			$159,034,378

* Variable Rate Security; the rate shown is as of March 31, 2019.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

(a) 144a Securities. The total fair value of such securities as of March 31, 2019 was $1,002,646 and represented 0.63% of net assets.

- BP AMI Leasing Inc. was purchased on September 27, 2018 for $1,016,940; price on March 31, 2019 was $100.265.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities

	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
AON Corp.	4.000%	11/27/2023	2,116,000	2,198,137
Ace Ina Holdings Inc.	3.350%	05/15/2024	1,300,000	1,330,006
American Express Co.	3.000%	10/30/2024	2,300,000	$2,288,517
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,027,482
BB&T Corp.	5.250%	11/01/2019	1,000,000	1,013,495
Bank of America Corp.	3.248%	10/21/2027	2,925,000	2,863,705
Fifth Third Bancorp	4.300%	01/16/2024	2,000,000	2,094,747
Huntington Bancshares	2.300%	01/14/2022	2,000,000	1,969,834
JP Morgan Chase & Co.	3.875%	09/10/2024	2,000,000	2,050,459
Keycorp	5.100%	03/24/2021	1,000,000	1,043,367
Keycorp	4.100%	04/30/2028	1,000,000	1,041,176
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,529,306
Morgan Stanley	5.500%	07/28/2021	2,000,000	2,116,236
MUFG Americas Holdings Corp.	3.000%	02/10/2025	1,000,000	982,684
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,290,000	1,309,922
PNC Bank NA	3.900%	04/29/2024	2,000,000	2,066,304
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,092,526
US Bancorp	3.100%	04/27/2026	2,000,000	1,998,233
US Bancorp	3.600%	09/11/2024	1,000,000	1,031,301
Wells Fargo & Co.	4.300%	07/22/2027	1,400,000	1,457,537
Wells Fargo & Co.	4.480%	01/16/2024	1,220,000	1,284,127
23.5% - Total Finance				$34,789,101

CVS Health Corp.	3.875%	07/20/2025	2,000,000	2,024,001
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,892,833
General Electric Capital Corp. (3 month LIBOR + 1.00%)*	3.611%	03/15/2023	2,950,000	2,869,255
Goodrich Corp.	4.875%	03/01/2020	1,000,000	1,018,431
Johnson Controls International PLC	3.750%	12/01/2021	990,000	1,006,090
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,023,054
Kroger Co.	3.500%	02/01/2026	2,100,000	2,075,903
Norfolk Southern Corp.	5.900%	06/15/2019	500,000	503,076
Shell International	3.250%	05/11/2025	1,350,000	1,374,824
Target Corp.	2.500%	04/15/2026	2,000,000	1,945,028
Union Pacific Corp.	3.500%	06/08/2023	2,150,000	2,204,208
12.1% - Total Industrial				$17,936,703

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,261,032
Duke Energy Corp.	5.050%	09/15/2019	620,000	625,661
Duke Energy Ohio First Mortgage	5.450%	04/01/2019	1,000,000	1,000,000
Enterprise Products	3.750%	02/15/2025	1,860,000	1,919,985
Eversource Energy	2.500%	03/15/2021	1,000,000	994,155
Eversource Energy	2.800%	05/01/2023	1,000,000	997,241
Interstate Power & Light	3.250%	12/01/2024	1,825,000	1,833,830
Georgia Power Co.	2.000%	03/30/2020	1,300,000	1,289,911
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,099,785
NStar	4.500%	11/15/2019	500,000	504,630
Virginia Electric & Power	5.000%	06/30/2019	2,000,000	2,009,482
Xcel Energy Inc.	4.700%	05/15/2020	2,000,000	2,024,254
11.2% - Total Utilities				$16,559,966

46.8% Total Corporate Bonds				$69,285,770

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	255,092
0.2% - Total For Certificates of Deposit				255,092

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

	Rate	Maturity	Face Value	Fair Value

United States Government Treasury Obligations
Treasury Inflation Protected Security	1.000%	02/15/2046	1,805,842	1,839,306
Treasury Note	1.500%	05/31/2020	5,500,000	5,442,852
Treasury Note	1.750%	11/30/2019	7,250,000	7,217,148
Treasury Note	2.750%	08/15/2047	2,000,000	1,971,484
Treasury Note	2.125%	11/30/2023	7,000,000	6,961,992
Treasury Note	2.750%	02/15/2028	7,000,000	7,199,609
Treasury Note	3.125%	11/15/2028	2,300,000	2,439,707
Treasury Note (TBill 13-week auction high rate + 0)*	2.324%	01/31/2020	4,100,000	4,097,910
25.1% - Total United States Government Treasury Obligations				$37,170,008

United States Government Agency Obligations
FHLMC	2.750%	03/25/2024	1,400,000	1,403,619
FHLMC Step-up*	1.875%	07/12/2021	2,000,000	1,988,434
FHLMC Step-up*	2.000%	06/15/2022	1,800,000	1,796,671
FHLMC Step-up*	2.050%	06/21/2022	3,000,000	2,992,189
FHLMC Step-up*	2.000%	07/12/2022	3,500,000	3,495,596
7.9% - Total United States Government Agency Obligations				$11,676,509

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.267%	04/01/2042	268,251	271,536
FHLMC Pool J12635	4.000%	07/01/2025	324,495	334,884
FHLMC Series 2985 Class GE	5.500%	06/15/2025	105,199	110,173
FHLMC Series 3946 Class LN	3.500%	04/15/2041	675,330	684,492
FHLMC Series 4017 Class MA	3.000%	03/15/2041	143,212	142,936
FHLMC Series 4646 Class D	3.500%	01/15/2042	2,812,330	2,874,802
FHLMC Pool G08068	5.500%	07/01/2035	193,326	212,398
FHLMC Pool G18642	3.500%	04/01/2032	2,152,205	2,204,809
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.288%	12/01/2041	263,940	268,303
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.813%	12/01/2044	501,167	505,329
FNMA Pool AA4392	4.000%	04/01/2039	265,468	275,287
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,568,976
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	2,035,922	1,979,251
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	1,519,367	1,535,583
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,050,282	1,041,400
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	837,378	857,090
FNMA Pool MA0384	5.000%	04/01/2030	244,241	258,268
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	1,191,490	1,202,323
11.7% - Total United States Government Agency Obligations - Mortgage Backed Securities				$17,327,840

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	725,000	745,235
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,187,110
Kentucky Asset Liability Commission Revenue	4.104%	04/01/2019	1,000,000	1,000,000
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	300,000	313,653
University of Cincinnati Ohio General Receipts Revenue	5.117%	06/01/2021	1,435,000	1,481,968
4.5% - Total Taxable Municipal Bonds				$6,727,966

Total Fixed Income Securities	96.2%			$142,443,185
(Identified Cost $141,112,811)

Preferred Stocks			Shares

Allstate Corp.	5.100%	01/15/2053	59,890	1,528,393
Total Preferred Stocks	1.0%			$1,528,393
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			2,775,274	2,775,274
Total Cash Equivalents	1.9%			$2,775,274
(Identified Cost $2,775,274)

Total Portfolio Value	99.1%			$146,746,852
(Identified Cost $145,334,116)

Other Assets in Excess of Liabilities	0.9%			$1,268,787

Total Net Assets	100.0%			$148,015,639

* Variable Rate Security; the rate shown is as of March 31, 2019.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities

	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
American Express Co.	3.000%	10/30/2024	3,300,000	$3,283,524
AON Corp.	3.500%	06/14/2024	1,650,000	1,673,610
AON Corp.	3.875%	12/15/2025	1,850,000	1,909,764
AON Corp.	4.000%	11/27/2023	1,000,000	1,038,817
Bank of America Corp.	3.248%	10/21/2027	5,000,000	4,895,222
BB&T Corp.	3.950%	03/22/2022	3,175,000	3,262,257
Fifth Third Bancorp	4.300%	01/16/2024	3,500,000	3,665,807
Huntington Bancshares	2.300%	01/14/2022	225,000	221,606
Huntington Bancshares	3.150%	03/14/2021	3,525,000	3,554,305
JP Morgan Chase & Co.	3.375%	05/01/2023	100,000	101,025
JP Morgan Chase & Co.	3.875%	09/10/2024	3,400,000	3,485,780
Keycorp	4.100%	04/30/2028	3,000,000	3,123,527
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,265,000	1,289,715
Morgan Stanley	2.625%	11/17/2021	3,250,000	3,235,127
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,150,000	1,167,760
Suntrust Bank Inc.	4.000%	05/01/2025	3,300,000	3,452,668
PNC Financial Services	3.900%	04/29/2024	3,570,000	3,688,353
US Bancorp	3.100%	04/27/2026	3,500,000	3,496,908
US Bancorp	3.600%	09/11/2024	1,100,000	1,134,431
Wells Fargo & Co.	4.100%	06/03/2026	4,030,000	4,120,046
21.7% - Total Finance				$51,800,252

CVS Health Corp.	3.875%	07/20/2025	3,300,000	3,339,602
Eaton Corp.	2.750%	11/02/2022	3,445,000	3,432,006
General Electric Co.	4.650%	10/17/2021	2,000,000	2,072,725
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.597%	04/15/2023	1,165,000	1,127,644
Georgia Power	2.000%	03/30/2020	1,930,000	1,915,022
Georgia Power	2.000%	09/08/2020	2,525,000	2,501,658
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,239,153
Johnson Controls International PLC	3.750%	12/01/2021	1,000,000	1,016,253
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,023,054
Kroger Co.	4.000%	02/01/2024	150,000	154,928
Kroger Co.	3.500%	02/01/2026	3,300,000	3,262,133
Norfolk Southern Corp.	5.900%	06/15/2019	70,000	70,431
Union Pacific Corp.	3.500%	06/08/2023	3,800,000	3,895,810
10.5% - Total Industrial				$25,050,419

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	4,420,000	4,594,833
Duke Energy Corp.	2.650%	09/01/2026	475,000	452,475
Duke Energy Corp.	3.550%	09/15/2021	2,825,000	2,868,806
Enterprise Products	3.350%	03/15/2023	1,640,000	1,664,514
Enterprise Products	3.750%	02/15/2025	1,875,000	1,935,468
Eversource Energy	2.800%	05/01/2023	2,225,000	2,218,860
Interstate Power & Light	3.400%	08/15/2025	1,525,000	1,518,580
Interstate Power & Light	3.650%	09/01/2020	2,575,000	2,604,565
National Rural Utilities Corp.	2.300%	11/15/2019	1,595,000	1,590,796
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	101,057
NStar	4.500%	11/15/2019	1,000,000	1,009,261
Virginia Electric & Power Co.	2.950%	01/15/2022	390,000	391,415
Virginia Electric & Power Co.	2.950%	11/15/2026	1,000,000	978,768
Virginia Electric & Power Co.	3.450%	09/01/2022	2,315,000	2,355,230
Xcel Energy Inc.	3.300%	06/01/2025	1,225,000	1,236,527
Xcel Energy Inc.	4.700%	05/15/2020	2,290,000	2,317,771
11.7% - Total Utilities				$27,838,926

43.9% Total Corporate Bonds				$104,689,597

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	255,092
0.1% - Total For Certificates of Deposit				255,092

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

	Rate	Maturity	Face Value	Fair Value

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	9,000,000	8,491,641
Treasury Bond	2.750%	08/15/2047	11,000,000	10,843,164
Treasury Inflation Protected Security	1.375%	02/15/2044	2,375,934	2,623,677
Treasury Note	1.500%	05/31/2020	2,000,000	1,979,219
Treasury Note	1.750%	11/30/2019	4,500,000	4,479,609
Treasury Note	2.500%	05/15/2046	11,800,000	11,090,617
Treasury Note	2.750%	02/15/2028	10,000,000	10,285,156
Treasury Note	3.125%	11/15/2028	500,000	530,371
21.1% - Total United States Government Treasury Obligations				$50,323,454

United States Government Agency Obligations
FHLMC	2.700%	03/27/2024	2,500,000	2,504,540
FHLMC Step-up*	1.750%	08/24/2021	5,225,000	5,193,145
FHLMC Step-up*	2.500%	05/10/2022	2,000,000	1,997,166
FHLMC Step-up*	2.000%	07/18/2022	200,000	199,328
FHLMC Step-up*	2.000%	07/26/2022	1,500,000	1,493,245
FHLMC Step-up*	2.150%	10/27/2022	1,000,000	996,896
FHLMC Step-up*	2.125%	09/29/2022	200,000	199,325
5.3% - Total United States Government Agency Obligations				12,583,645

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.267%	04/01/2042	268,251	271,536
FHLMC Pool G01880	5.000%	08/01/2035	83,332	89,784
FHLMC Pool G06616	4.500%	12/01/2035	169,944	179,887
FHLMC Pool G08068	5.500%	07/01/2035	437,085	480,205
FHLMC Pool G09921	4.000%	07/01/2024	216,854	223,797
FHLMC Pool G13596	4.000%	07/01/2024	800,393	826,019
FHLMC Pool G18642	3.500%	04/01/2032	3,228,307	3,307,213
FHLMC Pool G18667	3.500%	11/01/2032	2,384,957	2,443,360
FHLMC Pool G31087	4.000%	07/01/2038	2,989,392	3,101,539
FHLMC Series 2985 Class GE	5.500%	06/15/2025	92,049	96,401
FHLMC Series 3946 Class LN	3.500%	04/15/2041	675,330	684,492
FHLMC Series 4017 Class MA	3.000%	03/15/2041	286,425	285,873
FHLMC Series 4087 Class PT	3.000%	07/15/2042	918,813	930,011
FHLMC Series 4161 Class QA	3.000%	02/15/2043	220,807	221,648
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,417,499	1,433,795
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,741,910	1,747,606
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,904,584	1,925,475
FHLMC Series 4808 Class PK	3.500%	10/15/2045	1,442,881	1,474,942
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.288%	12/01/2041	263,940	268,303
FNMA Pool 1107	3.500%	07/01/2032	880,287	905,212
FNMA Pool 889050	6.000%	05/01/2037	307,854	338,781
FNMA Pool 995112	5.500%	07/01/2036	165,762	182,358
FNMA Pool AA4392	4.000%	04/01/2039	265,468	275,287
FNMA Pool AL9309	3.500%	10/01/2031	934,322	957,078
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	3,082,771
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,642,605
FNMA Pool BL0189	3.830%	10/01/2028	2,000,000	2,139,445
FNMA Pool BL0359	3.700%	11/01/2028	4,973,139	5,254,351
FNMA Pool MA0384	5.000%	04/01/2030	195,393	206,615
FNMA Pool MA3337	4.000%	04/01/2038	2,298,546	2,383,030
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	150,549	155,468
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	95,571	103,296
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	256,191	273,080
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	2,549,175	2,478,218
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	872,967	876,494
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	398,578	421,720
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	707,956	711,220
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	348,721	356,416
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	1,194,550	1,186,939
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	2,660,714	2,638,213
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,791,695	1,749,547
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	708,551	725,230
FNMA Series 2017-30 Class G	3.000%	07/25/2040	2,339,772	2,357,780
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	1,865,202	1,975,972
GNMA Pool 2009-124 Class L	4.000%	11/20/2038	42,244	42,411
22.8% - Total United States Government Agency Obligations - Mortgage Backed Securities				$54,411,423

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

	Rate	Maturity	Face Value	Fair Value

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	750,000	770,932
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	736,522
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	3,863,352
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	132,796
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	295,000	308,425
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	651,360
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	975,845
Ohio Major New Infrastructure Revenue	4.994%	12/15/2020	850,000	885,598
3.5% - Total Taxable Municipal Bonds				$8,324,830

Total Fixed Income Securities	96.7%			$230,588,041
(Identified Cost $227,766,008)

Preferred Stocks			Shares

Allstate Corp.	5.100%	01/15/2053	83,000	2,118,160
Total Preferred Stocks	0.9%			$2,118,160
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			4,238,195	4,238,195
Total Cash Equivalents	1.8%			$4,238,195
(Identified Cost $4,238,195)

Total Portfolio Value	99.4%			$236,944,396
(Identified Cost $234,039,020)

Other Assets in Excess of Liabilities	0.6%			$1,573,616

Total Net Assets	100%			$238,518,012

* Variable Rate Security; the rate shown is as of March 31, 2019.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

Fixed Income Securities

	Rate	Maturity	Face Value	Fair Value

Corporate Bonds
Ace INA Holdings Inc.	5.900%	06/15/2019	679,000	$683,185
American Express Credit	2.250%	05/05/2021	2,600,000	2,583,077
AON Corp.	5.000%	09/30/2020	2,500,000	2,585,047
Bank of America Corp.	3.300%	01/11/2023	2,800,000	2,835,548
BB&T Corp.	5.250%	11/01/2019	1,810,000	1,834,426
BB&T Corp.	6.850%	04/30/2019	1,000,000	1,003,226
Chubb INA Holdings Inc.	2.300%	11/03/2020	2,151,000	2,140,322
Fith Third Bancorp	4.300%	01/16/2024	2,200,000	2,304,221
Huntington Bancshares	2.300%	01/14/2022	1,500,000	1,477,376
Huntington Bancshares	3.150%	03/14/2021	500,000	504,157
JP Morgan Chase & Co.	4.500%	01/24/2022	2,600,000	2,720,901
PNC Bank	2.700%	11/01/2022	2,700,000	2,686,096
Keycorp	5.100%	03/24/2021	2,000,000	2,086,733
Manufacturers & Traders Trust Co.	2.100%	02/06/2020	2,800,000	2,786,410
Morgan Stanley	5.500%	07/28/2021	2,200,000	2,327,860
Suntrust Banks Inc.	2.900%	03/03/2021	2,000,000	2,004,973
Travelers Companies Inc.	5.900%	06/02/2019	2,800,000	2,813,879
Wells Fargo & Co.	3.450%	02/13/2023	2,600,000	2,627,850
26.3% - Total Finance				$38,005,287

BP AMI Leasing Inc. (a)	5.523%	05/08/2019	1,400,000	1,403,705
Burlington Northern Santa Fe	4.700%	10/01/2019	1,640,000	1,657,463
Chevron Corp.	1.561%	05/16/2019	500,000	499,283
Chevron Corp. (3month LIBOR + 0.530)*	3.145%	03/03/2022	2,100,000	2,113,845
CVS Health Corp.	4.125%	05/15/2021	2,300,000	2,350,869
Eaton Electric Holdings	3.875%	12/15/2020	1,025,000	1,042,109
General Electric Capital Corp. (3 month LIBOR + 0.300%)*	2.897%	05/13/2024	1,600,000	1,471,624
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.597%	04/15/2023	2,000,000	1,935,869
Johnson Controls International PLC	4.250%	03/01/2021	1,000,000	1,022,543
Johnson Controls International PLC	5.000%	03/30/2020	1,560,000	1,592,466
Kroger Co.	3.850%	08/01/2023	2,200,000	2,267,067
Norfolk Southern Corp.	5.900%	06/15/2019	1,377,000	1,385,472
Union Pacific Corp.	1.800%	02/01/2020	770,000	763,661
Union Pacific Corp.	3.150%	03/01/2024	2,000,000	2,029,704
14.9% - Total Industrials				$21,535,680

Duke Energy Corp.	5.050%	09/15/2019	2,748,000	2,773,093
Enterprise Products	3.350%	03/15/2023	2,447,000	2,483,577
Eversource Energy	2.750%	03/15/2022	2,000,000	1,998,963
Eversource	4.500%	11/15/2019	480,000	484,445
Georgia Power	2.850%	05/15/2022	2,600,000	2,573,754
Interstate Power & Light	3.650%	09/01/2020	2,450,000	2,478,130
National Rural Utilites Corp.	2.950%	02/07/2024	1,000,000	1,003,573
National Rural Utilites Corp.	2.350%	06/15/2020	1,817,000	1,812,898
Nevada Power Co.	2.750%	04/15/2020	1,300,000	1,301,432
Virginia Electric & Power	5.000%	06/30/2019	2,020,000	2,029,577
Xcel Energy Inc.	4.700%	05/15/2020	2,400,000	2,429,105
14.8% - Total Utilities				$21,368,547

56.0% Total Corporate Bonds				$80,909,514

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	255,092
0.2% - Total For Certificates of Deposit				255,092

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2019 - Unaudited

	Rate	Maturity	Face Value	Fair Value

United States Government Treasury Obligations
Treasury Note	1.125%	04/30/2020	3,900,000	3,847,289
Treasury Note	1.250%	10/31/2019	3,000,000	2,979,023
Treasury Note (b)	1.500%	05/31/2020	1,665,000	1,647,700
Treasury Note (b)	3.625%	08/15/2019	5,610,000	5,633,010
Treasury Note (TBill 13-week auction high rate + 0.045% )*	2.369%	10/31/2020	5,000,000	4,992,793
Treasury Note (TBill 13-week auction high rate + 0.115% )*	2.439%	10/31/2021	1,600,000	1,598,427
14.3% - Total United States Government Treasury Obligations				$20,698,242

United States Government Agency Obligations
FHLMC	2.650%	02/28/2022	1,500,000	1,500,907
FHLMC	2.720%	03/27/2023	2,000,000	2,003,296
FHLMC	2.800%	01/30/2023	2,800,000	2,806,532
FHLMC Step-up*	2.000%	09/15/2022	1,500,000	1,489,316
FHLMC Step-up*	2.000%	06/15/2022	1,175,000	1,172,827
FHLMC Step-up*	2.050%	06/21/2022	2,910,000	2,902,424
FHLMC Step-up*	2.000%	07/18/2022	1,600,000	1,594,620
FHLMC Step-up*	2.125%	09/29/2022	1,000,000	996,626
FHLMC Step-up*	2.150%	10/27/2022	1,200,000	1,196,275
10.8% - Total United States Government Agency Obligations				$15,662,823

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Series 4009 Class PA	2.000%	06/15/2041	1,216,519	1,199,176
FHLMC Series 4287 Class AB	2.000%	12/15/2026	695,753	685,763
FHLMC Series 4440 Class VC	2.500%	08/15/2026	1,687,466	1,676,615
FHLMC Pool G16330	3.500%	08/01/2032	2,722,883	2,792,934
FHLMC Pool G18642	3.500%	04/01/2032	3,013,087	3,086,732
FHLMC Pool J12635	4.000%	07/01/2025	101,984	105,249
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.288%	12/01/2041	263,941	268,303
FNMA Pool 1106	3.000%	07/01/2032	935,261	946,277
FNMA Pool 465973	3.590%	10/01/2020	2,724,650	2,748,828
FNMA Pool 469488	3.360%	11/01/2021	1,459,870	1,482,882
FNMA Pool 833200	5.500%	09/01/2035	596,760	660,505
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	686,299	673,949
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,337,012	1,347,303
GNMA Pool 726475	4.000%	11/15/2024	157,632	162,224
GNMA Pool 728920	4.000%	12/15/2024	194,454	200,115
12.5% - Total United States Government Agency Obligations - Mortgage Backed Securities				$18,036,855

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue	2.668%	04/01/2021	820,000	820,049
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,000,000	1,056,080
1.4% Total Taxable Municipal Bonds				$1,876,129

Total Fixed Income Securities	95.2%			$137,438,655
(Identified Cost $137,501,693)

Cash & Cash Equivalents			Shares

First American Government Obligation Fund, Class Z**			4,993,693	4,993,693
Total Cash Equivalents	3.4%			$4,993,693
(Identified Cost $4,993,693)

Total Portfolio Value	98.6%			$142,432,348
(Identified Cost $142,495,386)

Other Assets in Excess of Liabilities	1.4%			$1,959,370

Total Net Assets:	100.0%			$144,391,718

Futures Contracts	Long Contracts	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 expiring June 2019 (50 units per contract)	1,004	$2,315,385
(Notional Value of $142,286,880)

* Variable Rate Security; the rate shown is as of March 31, 2019.

** Variable Rate Security; as of March 31, 2019, the 7 day annualized yield was 2.32%.

(a) 144a Securities. The total fair value of such securities as of March 31, 2019 was $1,403,705 and represented 0.97% of net assets.

- BP AMI Leasing Inc. was purchased on September 27, 2018 for $1,423,716; price on March 31, 2019 was $100.265.

(b) Held as collateral by RJ O'Brien for futures contracts

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2019:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$317,163,244	$—	$—	$317,163,244
Money Market Fund	6,142,890	—	—	6,142,890
Total	$323,306,134	$—	$—	$323,306,134

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$68,411,983	$—	$—	$68,411,983
Money Market Fund	1,247,964	—	—	1,247,964
Total	$69,659,947	$—	$—	$69,659,947

International Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,472,760	$—	$—	$18,472,760
Money Market Fund	1,189,738	—	—	1,189,738
Total	$19,757,403	$—	$—	$19,757,403

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$314,163,176	$—	$314,163,176
Certificates of Deposit	—	255,092	—	255,092
U.S. Government Treasury Obligations	—	138,291,941	—	138,291,941
U.S. Government Agency Obligations	—	39,196,514	—	39,196,514
U.S. Government Agency Obligations - Mortgage Backed	—	154,488,244	—	154,488,244
Taxable Municipal Bonds	—	17,797,169	—	17,797,169
Preferred Stocks	6,762,698	—	—	6,762,698
Money Market Fund	7,812,806	—	—	7,812,806
Total	$14,575,504	$664,192,136	$0	$678,767,640

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$191,686,611	$—	$191,686,611
Money Market Fund	3,328,111	—	—	3,328,111
Total	$3,328,111	$191,686,611	$0	$195,014,722

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$96,865,246	$—	$96,865,246
Certificates of Deposit	—	255,092	—	255,092
U.S. Treasury Obligations	—	13,164,207	—	13,164,207
U.S. Agency Obligations	—	19,205,209	—	19,205,209
U.S. Agency Obligations – Mortgage-Backed	—	20,406,636	—	20,406,636
Taxable Municipal Bonds	—	3,023,026	—	3,023,026
Cash Equivalents	3,188,239	—	—	3,188,239
Total	$3,188,239	$152,919,416	$0	$156,107,655

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$69,285,770	—	$69,285,770
Certificates of Deposit	—	255,092	—	255,092
U.S. Treasury Obligations	—	37,170,008	—	37,170,008
U.S. Agency Obligations	—	11,676,509	—	11,676,509
U.S. Agency Obligations – Mortgage-Backed	—	17,327,840	—	17,327,840
Taxable Municipal Bonds	—	6,727,966	—	6,727,966
Preferred Stocks	1,528,393	—	—	1,528,393
Cash Equivalents	2,775,274	—	—	2,775,274
Total	$4,303,667	$142,443,185	$0	$146,746,852

Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$104,689,597	$—	$104,689,597
Certificates of Deposit	—	255,092	—	255,092
U.S. Treasury Obligations	—	50,323,454	—	50,323,454
U.S. Agency Obligations	—	12,583,645	—	12,583,645
U.S. Agency Obligations – Mortgage-Backed	—	54,411,423	—	54,411,423
Taxable Municipal Bonds	—	8,324,830	—	8,324,830
Preferred Stocks	2,118,160	—	—	2,118,160
Cash Equivalents	4,238,195	—	—	4,238,195
Total	$6,356,355	$230,588,041	$0	$236,944,396

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$80,909,514	$—	$80,909,514
Certificates of Deposit	—	255,092	—	255,092
U.S. Treasury Obligations	—	20,698,242	—	20,698,242
U.S. Agency Obligations	—	15,662,823	—	15,662,823
U.S. Agency Obligations – Mortgage-Backed	—	18,036,855	—	18,036,855
Taxable Municipal Bonds	—	1,876,129	—	1,876,129
Cash Equivalents	4,993,693	—	—	4,993,693
Sub-Total	$4,993,693	$137,438,655	$0	$142,432,348
Other Financial Instruments**	2,315,385	—	—	2,315,385
Total	$7,309,078	$137,438,655	$0	$144,747,733

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 3 months ended March 31, 2019 was $135,854,263. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin receivable due from the Broker on futures contracts as of March 31, 2019 was $843,360.

Tax Cost of Securities

As of March 31, 2019, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$261,854,851	$69,062,073	$(7,610,790)	$61,451,283
Johnson Opportunity Fund	66,092,939	8,300,940	(4,733,932)	$3,567,008
Johnson International Fund	16,567,866	4,560,442	(1,364,055)	$3,196,387
Johnson Fixed Income Fund	666,411,213	14,692,254	(2,335,827)	$12,356,427
Johnson Municipal Income Fund	190,671,697	4,491,999	(148,974)	$4,343,025
Johnson Institutional Short Duration Bond Fund	156,158,279	606,211	(656,835)	$(50,624)
Johnson Institutional Intermediate Bond Fund	145,334,116	2,008,995	(596,259)	$1,412,736
Johnson Institutional Core Bond Fund	234,039,020	4,009,841	(1,104,465)	$2,905,376
Johnson Enhanced Return Fund	142,495,386	541,070	(604,108)	$(63,038)